Convertible Note	3 Months Ended
Mar. 31, 2023
Convertible Note
Convertible Note

Note 12 — Convertible Note

In connection with the closing of the Business Combination, GSH entered into the Note Purchase Agreement, dated March 21, 2023, and effective March 30, 2023, with DHHC and the Convertible Note Investors. As part of the PIPE Investment, the Convertible Note Investors agreed to purchase $80.0 million in original principal amount of Notes at a 6.25% original issue discount and were issued an additional 744,588 UHG Class A Common Shares. The aggregate proceeds of the PIPE Investment were $75.0 million.

The Notes mature on March 30, 2028, and bear interest at a rate of 15%. The Company has the option to pay any accrued and unpaid interest at a rate in excess of 10% either in cash or by capitalizing such interest and adding it to the then outstanding principal amount of the Notes (“PIK Interest”). The Company has elected to pay the full accrued and unpaid interest in excess of 10% as PIK Interest. The effective interest rate on the Notes is 19.75%.

The Notes are convertible at the holder’s option into UHG Class A Common Shares at any time after March 30, 2024 through March 30, 2028, at a per share price (the “Initial Conversion Price”) equal to 80% of volume-weighted average trading sale price (“VWAP”) per UHG Class A Common Share during the 30 consecutive trading days prior to the first anniversary of the Closing Date (the “Measurement Period”). Pursuant to the Note Purchase Agreement, the Initial Conversion Price has a floor of $5.00 per share and a cap of $10.00 per share. The Initial Conversion Price is subject to adjustments for certain anti-dilution provisions as provided in the Notes. If an anti-dilution event occurs, the number of shares of common stock issuable upon conversion may be higher than implied by the Initial Conversion Price. Each Note is also convertible at the Company’s option into UHG Class A Common Shares, at any time after the second anniversary of the Closing Date if the VWAP per UHG Class A Common Share exceeds $13.50 for 20 trading days in a 30 consecutive trading day period. The Company was not required to bifurcate either of these conversion features as they met the derivative classification scope exception as described in ASC 815-15.

The Notes may be redeemed by the Company at any time prior to 60 days before March 30, 2028, by repaying all principal and interest amounts outstanding at the time of redemption plus a make-whole amount equal to the additional interest that would accrue if the Notes remained outstanding through their maturity date. The Company was not required to bifurcate the embedded redemption feature, as the economic characteristics and risks of the redemption feature were clearly and closely related to the economic characteristics and risk of the Notes in accordance with ASC 815-15.

The Notes also contain additional conversion, redemption, and payment provision features, at the option of the holder, which can be exercised upon contingent events such as the Company defaulting on the Notes, a change of control in the ownership of the Company, or other events requiring indemnification. As the contingent events are either entirely within the Company’s control or based on an event management considers the probability of occurring as extremely remote, these features which are required to be bifurcated, would likely have minimal or no value, and therefore deemed to not be material to the Condensed Consolidated Financial Statements.

The fair value of the Notes was calculated using a Binomial model and a Monte Carlo model. The PIPE Shares were valued using a Discounted Cash Flow Model. The Company will accrete the value of the discount across the expected term of the Note using the effective interest method.

The below table presents the outstanding balance of the Notes on March 31, 2023:

March 31, 2023
Beginning Balance — Par	$80,000,000
Unamortized Discount	(13,285,724)
Carrying Value	$66,714,276

The Company did not recognize interest expense for the Notes for the period ended March 31, 2023, as the Company believes the interest accrued during the time the Notes were outstanding is immaterial as of March 31, 2023.

The following assumptions were used in the Binomial and Monte Carlo valuation models to determine the estimated fair value of the Notes at the grant date, March 30, 2023 and for the period ended March 31, 2023.

	March 31, 2023	March 30, 2023
Risk-free interest rate	3.70%	3.80%
Expected volatility	40%	40%
Expected dividend yield	—%	—%

Risk-Free Interest Rate — The risk-free interest rate is based on the U.S. Treasury zero coupon bond used to reduce any projected future cash flows derived from the payoff of the Notes as UHG common shares.

Expected Volatility — The Company’s expected volatility was estimated based on the average historical volatility for comparable publicly traded companies.

Expected Dividend Yield — The dividend yield is based on the Company’s history and expectation of dividend payouts. The Company does not expect to pay cash dividends to shareholders during the term of options, therefore the expected dividend yield is determined to be zero.